Trade and other payables	12 Months Ended
Jun. 30, 2018
1 year or less [member]
Trade and other payables

Note 16. Current liabilities - trade and other payables

	Consolidated
	2018	2017
	A$’000	A$’000

Trade payables	1,407	1,249
Accrued payables	576	614
Lease incentive liability	84	10

	2,067	1,873

Refer to Note 29 for further information on financial instruments.